Share-based compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
23	Share-based compensation
(a)	Share option plan

The Company’s 2010 Share Option Plan provides for the grant of incentive share options to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the year ended December 31, 2017, the Company granted share options to non-employees, employees, officers and directors of the Group. These options were granted with exercise prices denominated in the US$, which is the functional currency of the Company. There were no share options granted during the years ended December 31, 2018 and 2019. The table below sets forth information regarding share options granted during the year ended December 31, 2017:

Grant Date	Number of share options	Term (year)	Vesting period (year)	Exercise price at grant date (US$)

January 1, 2017	4,400	10.01	4.00	20.0000
January 1, 2017 (Note ii)	180,000	10.01	1.67	0.0010
January 1, 2017	100,800	10.01	4.00	8.1290
April 1, 2017	5,000	10.01	4.00	12.0000
July 1, 2017	12,000	8.51	2.50	8.1290

(i)

The Company modified certain terms of the options in 2017 previously granted on February 1, 2015, which these modifications were related to either the vesting period or the exercise price. The incremental costs resulting from such modifications were assessed to be insignificant.

(ii)

The Company modified certain terms of the options in 2018 previously granted on January 1, 2015 and January 1, 2017, respectively, which these modifications were related to the vesting period and the exercise price. The incremental costs recognized as share-based compensation expense during the year ended December 31, 2018 resulting from such modifications were US$1,495.

23	Share-based compensation (Continued)
(a)	Share option plan (Continued)

The following table summarizes the share option activities for the years ended December 31, 2017, 2018 and 2019:

	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	years	US$’000
At January 1, 2017	1,492,185	5.23		7.80	18,631
Granted	302,200	8.37	11.67
Exercised	(25,898)	2.37
Forfeited	(225,911)	7.34
At December 31, 2017	1,542,576	5.62		7.24	19,387

Vested and expected to vest at December 31, 2017	1,199,712	4.75	10.71	6.55	16,081
Exercisable to vest at December 31, 2017	1,118,812	4.72	11.35	6.87	15,035

At January 1, 2018	1,542,576	5.62		7.24	19,387
Exercised	(503,712)	1.28
Forfeited	(130,455)	9.19
At December 31, 2018	908,409	7.52		6.27	2,724

Vested and expected to vest at December 31, 2018	862,372	4.69	11.39	5.58	2,793
Exercisable to vest at December 31, 2018	823,341	4.52	12.02	5.88	2,634

At January 1, 2019	908,409	7.52		6.27	2,724
Exercised	(135,281)	1.25
Forfeited	(105,261)	11.46
At December 31, 2019	667,867	8.16		5.27	1,807
Vested and expected to vest at December 31, 2019	660,247	4.72	12.08	5.14	780
Exercisable to vest at December 31, 2019	657,142	4.54	12.78	5.64	800

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for share options granted, the directors of the Company estimated that its future forfeiture rate would be 11% and 9% for employees and 17% and 58% for senior management in 2018 and 2019, respectively.

The aggregate intrinsic value in the table above represents the difference between the estimated fair values of the Company’s ordinary shares as of December 31, 2018 and 2019 and the exercise price.

23	Share-based compensation (Continued)

(a)	Share option plan (Continued)

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses for the years ended December 31, 2017, 2018 and 2019 were US$3,681, US$5,349 and US$784, respectively.

As of December 31, 2018 and 2019, there were 150,000 share options granted to certain employees which the vesting was subject to the earlier occurrence of any of the following events, either: the Company being approved to be listed on a stock exchange with an expected market capitalization of no less than US$500,000; or (ii) a merger or acquisition of the Company or any of its subsidiaries at a valuation of US$500,000 or above in which the shareholders of the Company shall no longer hold a majority of the outstanding shares of the surviving corporation. None of the options were vested as of December 31, 2018 and 2019.

As of December 31, 2018 and 2019, there were US$921 and US$96 of unrecognized share-based compensation expenses related to share options, which were expected to be recognized over a weighted-average vesting period of 1.14 and 0.86 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no grant or modification of share options during the year ended December 31, 2019. The fair values of share options granted/modified during the years ended December 31, 2017 and 2018 were estimated using the following assumptions:

Date	Risk-free interest rate (Note i)	Dividend yield (Note ii)	Volatility rate (Note iii)	Expected term (in years) (Note iv)
Granted during the year ended December 31, 2017:
January 1, 2017	2.67%	0%	50.75%	NA
April 1, 2017	2.59%	0%	50.79%	NA
July 1, 2017	2.35%	0%	47.59%	NA

Modified during the year ended December 31, 2018:
September 1, 2018 (Note v)	2.83%	0%	42.72%	NA
September 1, 2018 (Note vi)	2.92%	0%	44.65%	NA

Notes:

(i)	The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates.
(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as of the valuation dates.
(iv)

The time to expire is assumed to be the option’s contractual term while early exercise multiples, being 2.2x and 2.8x for general staff and management staff, respectively, and post-vesting employment termination behavior have been factored into the model to derive the fair values of the share options.

(v)	It refers to the modification of options previously granted on January 1, 2015.
(vi)	It refers to the modification of options previously granted on January 1, 2017.
23	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan

The Company’s post-IPO share incentive plan provides for the grant of incentive share options and RSUs to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the post-IPO share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

During the years ended December 31, 2018 and 2019, the Company granted RSUs to non-employees, employees, officers and directors of the Group. There were no RSUs granted during the year ended December 31, 2017. The table below sets forth information regarding RSUs granted during the years ended December 31, 2018 and 2019:

Grant Date	Number of RSUs	Vesting period (year)
September 1, 2018 (Note i)	514,991	0.01
September 17, 2018 (Note i)	53,686	0.03
September 17, 2018 (Note vi)	23,452	0.29
October 25, 2018 (Note i)	100,000	0.02
October 25, 2018 (Note vi)	5,000	0.18
October 29, 2018 (Note vi)	431,760	0.01
October 25, 2018 (Note vi)	138,855	0.00
October 25, 2018 (Note iii)	105,000	3.19
October 25, 2018 (Note iii)	37,500	2.19
October 25, 2018 (Note v)	75,000	-
July 1, 2018 (Note iv)	22,000	3.50
July 1, 2018 (Note iv)	118,020	4.00
October 1, 2018 (Note iv)	1,800	4.00
July 1, 2018 (Note vii)	260,810	0.49
July 1, 2018 (Note vii)	12,500	0.54
December 14, 2018 (Note iii)	50,000	2.00
January 1, 2019 (Note iv)	15,000	3.58
January 1, 2019 (Note iv)	55,050	3.58
January 3, 2019 (Note iv)	6,000	3.99
January 3, 2019 (Note iv)	4,000	3.99
April 1, 2019 (Note iv)	22,540	4.00
April 1, 2019 (Note iv)	27,260	4.00
April 1, 2019 (Note iv)	34,540	4.00
April 1, 2019 (Note iv)	33,290	4.00
July 1, 2019 (Note iv)	1,800	4.00
July 1, 2019 (Note iii)	45,000	3.00
July 1, 2019 (Note iii)	6,000	3.00
October 1, 2019 (Note iv)	4,000	4.00
December 1, 2019 (Note iii)	10,000	2.00
December 1, 2019 (Note viii)	15,000	1.00

Notes:

(i)	These RSUs were granted to non-employees for their past services and immediately vested on grant date.
23	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan (Continued)

Notes: (Continued)

(ii)	These RSUs were granted to employees for their past services and immediately vested on the grant date.
(iii)	These RSUs were scheduled to be vested over two to three years on a monthly basis.
(iv)

These RSUs were scheduled to be vested over four years. One-fourth of the awards shall be vested upon the end of the first semi-anniversary dates of the grants or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight-line basis at the end of the remaining anniversary years.

(v)

On October 25, 2018, the Company authorized and communicated the issuance of RSUs to an officer of the Company which are subject to certain market conditions based on achievement of average closing stock prices. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$5, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.02%, 0% dividend yield and a risk-free interest rate of 2.90%. The historical volatility was based on the average volatility of the comparable companies for the most recent 2-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the years ended December 31, 2018 and 2019.

(vi)	These RSUs were granted to non-employees and vested within one year.
(vii)	These RSUs were granted to employees and vested within one year.

(viii)On December 1, 2019, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 20-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$1.3, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 50.17%, 0% dividend yield and a risk-free interest rate of 1.72%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the year ended December 31, 2019.

23	Share-based compensation (Continued)

(b)	Post-IPO share incentive plan (Continued)

The following table summarizes the activity of the service-based RSUs for the years ended December 31, 2018 and 2019:

	Number of RSUs	Weighted average grant date fair value
At January 1, 2018	-	-
Granted	1,950,374	8.72
Vested	(1,569,792)	9.94
Forfeited	(4,310)	12.70
At December 31, 2018	376,272	8.02
Vested and expected to vest at December 31, 2018	376,272	8.02

At January 1, 2019	376,272	8.02
Granted	279,480	3.79
Vested	(167,833)	10.25
Forfeited	(24,373)	7.56
At December 31, 2019	463,546	5.52
Vested and expected to vest at December 31, 2019	377,507	7.57

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s expected forfeitures for RSUs granted, the directors of the Company estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2018 and 2019, respectively.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses as of December 31, 2018 and 2019 were US$14,330 and US$1,331 respectively.

(c)	Issuance of shares to certain employees with performance conditions

On December 28, 2016, the Company authorized and communicated the issuance of restricted ordinary shares of 1,068,114 and 801,086 of the Company to certain employees upon fulfillment of certain performance conditions (mainly financial performance related) for the fiscal years of 2017 and 2018, respectively and these employees have to be remained employed by the Company. Considering the performance conditions were not achieved during the years ended December 31, 2017 and 2018, no share-based compensation expense was recorded. Total fair value of these shares were US$32,869. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 18.3% and growth rate on average spending per customer ranging from 3.0% to 19.0%. All these restricted ordinary shares were forfeited and expired as of December 31, 2019.

23	Share-based compensation (Continued)
(d)	Issuance of warrants to an external consultant

Pursuant to the agreement executed between the Company and an external consultant ("Warrant Agreement"), the Company shall issue warrants to purchase up to 4,651,162 ADSs ("Warrants") to the external consultant in exchange for its financial advisory services which the Warrants shall be vested upon the completion of raising a minimum of US$20,000 by the Company through issuing convertible notes or any equivalent financial instruments. On December 9, 2019, the Company, based on the Warrant Agreement, issued the Warrants to the external consultant as the Company was able to successfully issue the November 2019 Notes. The exercise period of the Warrants commences on December 16, 2020 at an exercise price of US$4.30 per ADS and will expire on December 16, 2022. In accordance with ASC 718, the measurement date for the vested warrants was December 9, 2019. The warrants issued to the consultant are classified as equity awards and measured based on the measurement date fair value of US$0.709 per warrant. During the year ended December 31, 2019, no warrants were exercised.

Since all of the warrants granted were fully vested, compensation expense of US$3,298 was immediately recognized with a corresponding credit to additional paid-in capital during the year ended December 31, 2019.

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Input	%
Volatility	42.1
Risk-free interest rate	1.6
Expected dividend yield	0.0
Expected warrant life (years)	3.0
Expected forfeiture rate	0.0

(e)	Total share-based compensation costs

Total share-based compensation costs recognized for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the years ended December 31,
	2017	2018	2019
Cost of revenues	49	347	35
Research and development	937	6,587	661
Sales and marketing	2,179	4,811	655
General and administrative	1,907	7,934	4,062
Total	5,072	19,679	5,413